Schedule V Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for mortgage and other loans receivable
Valuation and Qualifying Accounts
Balance at the beginning of the year	$ 878	$ 2,444	$ 1,680
Charged to costs and expenses	4	369	1,010
Charge offs	(125)	(354)	(564)
Reclassified to assets of businesses held-for-sale		(58)	(204)
Other changes	(17)	77	29
Balance at the end of the year	740	878	2,444
Allowance for mortgage and other loans receivable | Divested Businesses
Valuation and Qualifying Accounts
Net change		(1,474)
Allowance for mortgage and other loans receivable | Segment Discontinued Operations
Valuation and Qualifying Accounts
Net change		(126)	493
Allowance for premiums and insurances balances receivable
Valuation and Qualifying Accounts
Balance at the beginning of the year	515	537	578
Charged to costs and expenses	63	87	109
Charge offs	(94)	(113)	(74)
Other changes		13	(79)
Balance at the end of the year	484	515	537
Allowance for premiums and insurances balances receivable | Divested Businesses
Valuation and Qualifying Accounts
Net change		(7)
Allowance for premiums and insurances balances receivable | Segment Discontinued Operations
Valuation and Qualifying Accounts
Net change		(2)	3
Allowance for reinsurance assets
Valuation and Qualifying Accounts
Balance at the beginning of the year	492	440	425
Charged to costs and expenses	(116)	3	(35)
Charge offs	(63)	14	102
Other changes	51	39	(52)
Balance at the end of the year	364	492	440
Allowance for reinsurance assets | Segment Discontinued Operations
Valuation and Qualifying Accounts
Net change		(4)
Federal and foreign valuation allowance for deferred tax assets
Valuation and Qualifying Accounts
Balance at the beginning of the year	27,548	25,605	22,947
Charged to costs and expenses	(18,307)	1,361	2,986
Other changes	1,806	(710)	(107)
Balance at the end of the year	11,047	27,548	25,605
Federal and foreign valuation allowance for deferred tax assets | Segment Discontinued Operations
Valuation and Qualifying Accounts
Net change		$ 1,292	$ (221)